Expense Example - State Street Short Duration IG Public & Private Credit ETF - State Street Short Duration IG Public & Private Credit ETF	Aug. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189